Equity (Details) - Schedule of accumulated other comprehensive income (loss) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (12,818)	$ (8,771)
Other comprehensive income (loss) before reclassifications	(573)	(431)
Amounts reclassified from accumulated other comprehensive loss	(417)	(622)
Other comprehensive income (loss)	(990)	(1,053)
Ending balance	(13,808)	(9,824)
Net Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(299)	1,572
Other comprehensive income (loss) before reclassifications	(1,828)	271
Amounts reclassified from accumulated other comprehensive loss	(417)	(622)
Other comprehensive income (loss)	(2,245)	(351)
Ending balance	(2,544)	1,221
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(12,519)	(10,343)
Other comprehensive income (loss) before reclassifications	1,255	(702)
Amounts reclassified from accumulated other comprehensive loss
Other comprehensive income (loss)	1,255	(702)
Ending balance	$ (11,264)	$ (11,045)